Subsequent Events - Additional Information (Detail) shares in Millions, $ in Millions					1 Months Ended		12 Months Ended
	Mar. 28, 2022 USD ($)	Mar. 24, 2022 USD ($)	Jan. 18, 2022 USD ($)	Jan. 04, 2022 USD ($)	Mar. 25, 2022 USD ($) shares	Jan. 31, 2022 USD ($) Providers	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 11, 2022 USD ($)	Mar. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Working capital							$ 143	$ (198)	$ (98)
Notional amount							2,911	2,230
Financial assets liabilities at fair value							21	(81)
Debt Instrument Repurchased Notes Outstanding							0
Proceeds from borrowings, classified as financing activities							3,960	4,210	$ 3,331
Cemex [Member]
Disclosure of non-adjusting events after reporting period [line items]
Working capital			$ 90	$ 180
Strategic service agreements, Amount						$ 500
Strategic service agreements ,provider | Providers						6
Strategic service agreements ,period						7 years
Interest rate swap contract [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount							1,005	1,334
Financial assets liabilities at fair value							$ (18)	$ (47)
Events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum amount of resources to be maintained		$ 500
Events after reporting period [member] | Ordinary Participation Certificates [member] | shares repurchase program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased | shares					220.6
Treasury Shares Repurchase Amount Authorized					$ 111
Events after reporting period [member] | Cemex [Member] | Convertible Subordinated Notes Outstanding [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt Instrument Repurchased Notes Outstanding	$ 500
Proceeds from borrowings, classified as financing activities	$ 419
Notional amount										$ 429
Events after reporting period [member] | Interest rate swap contract [member] | Cemex [Member]
Disclosure of non-adjusting events after reporting period [line items]
Financial assets liabilities at fair value											$ 300
Events after reporting period [member] | Top of range [member] | Interest rate swap contract [member] | Cemex [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount											$ 300